Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share
25. Earnings per share
Basic earnings per share is calculated by dividing net income attributable to ordinary equity holders of the Company (the numerator) by the weighted average number of shares outstanding (the denominator) during the period. Diluted earnings per share includes the impact of stock-based awards as determined by applying the treasury stock method.
The amounts considered for calculations of earnings per share in 2025, 2024, and 2023 were as follows:

	2025	2024	2023 (1)
Denominator (whole shares)
Weighted average number of common shares - basic	183,351,506	175,362,465	175,362,465
Weighted average number of common shares - diluted	183,463,266	175,362,465	175,362,465

Numerator
Net income	$185,439	$166,074	$155,244

Earnings per share of common stock
Basic earnings per share	$1.01	$0.95	$0.89
Diluted earnings per share	$1.01	$0.95	$0.89

(1)For purposes of calculating earnings per share for 2023, the Company has retrospectively presented earnings per share as if the reorganization in Note 1 had occurred at the beginning of the earliest period presented. Such retrospective presentation reflects 175,362,465 common shares due to the exchange of shares in Titan Atlantic for 175,342,465 shares in Titan America, the initial issuance of 2,000 common shares upon formation of Titan America and the subsequent conversion of each of the 2,000 common shares into 10 common shares.